Significant restructuring transaction, mergers and acquisitions and investments (Tables)	12 Months Ended
Mar. 31, 2019
Alibaba Pictures
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	11,032
Amortizable intangible assets (ii)
User base and customer relationships	2,269
License	934
Developed technology and patents	533
Trade names, trademarks and domain names	221
Goodwill	20,052
Deferred tax liabilities	(844)
Noncontrolling interests (iii)	(16,899)
Total	17,298

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	1,069
- fair value of previously held equity interests	16,229
Total	17,298

(i)	Net assets acquired primarily included cash, cash equivalents and short-term investments of RMB4,444 million and investment securities of RMB4,365 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 11.3 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

Ele.me
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net liabilities assumed (i)	(6,327)
Amortizable intangible assets (ii)
User base and customer relationships	13,702
Trade names, trademarks and domain names	5,764
Non-compete agreements	4,188
Developed technology and patents	1,415
Goodwill	34,572
Deferred tax liabilities	(481)
Noncontrolling interests (iii)	(5,015)
Total	47,818

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	30,133
‑ contingent cash consideration (iv)	4,790
‑ fair value of previously held equity interests	12,895
Total	47,818

(i)	Net liabilities assumed primarily included payables to merchants and other logistics providers of RMB4,259 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding ten years and a weighted-average amortization period of 5.8 years.
(iii)	Fair value of the noncontrolling interests was estimated based on the equity value of Ele.me derived by the purchase consideration, adjusted for a discount for control premium.
(iv)	The amount is payable contingent upon the satisfaction of certain non-compete provisions by the respective selling equity holders, and will not exceed RMB4,790 million.

Koubei
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	3,534
Amortizable intangible assets (ii)
User base and customer relationships	18,330
Trade names, trademarks and domain names	1,158
Developed technology and patents	322
Goodwill	36,544
Deferred tax liabilities	(2,372)
Noncontrolling interests (iii)	(17,682)
Total	39,834

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	3,196
‑ non-cash consideration	14,648
‑ fair value of previously held equity interests	21,990
Total	39,834

(i)	Net assets acquired primarily included cash and cash equivalents of RMB4,475 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 6.3 years.
(iii)

Fair value of the noncontrolling interests as of the acquisition date was estimated based on the purchase price to acquire newly issued preferred shares of Local Services Holdco that was paid by new and existing investors in December 2018, with certain adjustments made to reflect other factors that may affect the fair value estimation.

Trendyol
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	1,009
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	660
User base and customer relationships	388
Developed technology and patents	30
Goodwill	3,938
Deferred tax liabilities	(228)
Noncontrolling interests (iii)	(817)
Total	4,980

(i)	Net assets acquired primarily included cash and cash equivalents of RMB1,206 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 12.5 years.
(iii)

Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date, adjusted for a discount for control premium, and includes the fair value of an option granted to the founders of Trendyol to acquire additional interests in Trendyol from the Company as of the date of acquisition.

Kaiyuan
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	2,750
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	203
Goodwill	1,047
Deferred tax liabilities	(638)
Total	3,362

(i)	Net assets acquired primarily included property and equipment of RMB3,458 million and bank borrowings of RMB651 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods of ten years.

Cainiao Network
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	23,937
Amortizable intangible assets (ii)
User base and customer relationships	9,344
Trade names, trademarks and domain names	4,965
Developed technology and patents	459
Goodwill	32,418
Deferred tax assets	920
Deferred tax liabilities	(5,197)
Noncontrolling interests (iii)	(33,189)
Total	33,657

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	5,322
‑ fair value of previously held equity interests	28,335
Total	33,657

(i)	Net assets acquired primarily included the cash consideration of RMB5,322 million, property and equipment of RMB15,144 million and bank borrowings of RMB5,288 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 16 years and a weighted-average amortization period of 14.3 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date.

Intime
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	20,920
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	1,131
User base and customer relationships	72
Developed technology and patents	16
Goodwill	4,757
Deferred tax liabilities	(2,790)
Noncontrolling interests (iii)	(6,301)
Total	17,805

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	11,131
- fair value of previously held equity interests	6,674
Total	17,805

(i)	Net assets acquired primarily included property and equipment of RMB23,492 million and bank borrowings of RMB4,110 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding eleven years and a weighted-average amortization period of 10.1 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price of HK$10.00 per share in the privatization.

Youku
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	5,923
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	4,047
User base and customer relationships	284
Developed technology and patents	143
Others	175
Goodwill	26,395
Deferred tax assets	73
Deferred tax liabilities	(1,167)
Noncontrolling interests (iii)	(773)
Total	35,100

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	28,724
- fair value of previously held equity interests	6,376
Total	35,100

(i)

Net assets acquired primarily included cash and cash equivalents and short-term interest-bearing deposits with total balance of RMB5,857 million and licensed copyrights of RMB703 million as of the date of acquisition.

(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 20 years and a weighted-average amortization period of 17.4 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price of US$27.60 per ADS in the step acquisition.

Lazada
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	2,874
Amortizable intangible assets (i)
User base and customer relationships	2,014
Non-compete agreements	959
Trade names, trademarks and domain names	292
Developed technology and patents	79
Goodwill	5,216
Deferred tax assets	616
Deferred tax liabilities	(1,027)
Noncontrolling interests (ii)	(4,416)
Total	6,607

(i)	Acquired amortizable intangible assets had estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.
(ii)

Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date. The noncontrolling interests is classified as mezzanine equity due to certain put and call arrangements with other Lazada shareholders.

Other acquisitions, summarized
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Net assets (liabilities)	2,315	(58)	2,133
Identifiable intangible assets	2,903	411	2,560
Deferred tax liabilities	(412)	(60)	(545)
	4,806	293	4,148
Noncontrolling interests and mezzanine equity	(8,365)	(77)	(2,993)
Net identifiable (liabilities) assets	(3,559)	216	1,155
Goodwill	11,797	618	6,465
Total purchase consideration	8,238	834	7,620
Fair value of previously held equity interests	(1,169)	(133)	(1,778)
Purchase consideration settled	(6,602)	(575)	(5,053)
Contingent/deferred consideration as of year end	467	126	789

Total purchase consideration is comprised of:
- cash consideration	7,069	701	5,842
- fair value of previously held equity interests	1,169	133	1,778
Total	8,238	834	7,620